Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–83.88%(b)(c)
Aerospace & Defense–3.80%
Boeing Co., Revolver Loan (d)(e)	0.00%	10/30/2022		$ 7,407	$ 7,351,893
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.51%	06/07/2028		14,092	13,423,090
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.58%	10/25/2026		12,977	12,506,662
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	12,104	12,106,560
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		16,388	15,584,028
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		8,804	8,372,187
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	04/30/2028		9,095	8,812,638
Greenrock Finance, Inc.
Delayed Draw Term Loan B(e)	0.00%	04/12/2029		2,471	2,384,671
Term Loan B(f)	-	04/12/2029		5,925	5,717,620
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	09/22/2028		10,395	9,985,938
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	09/21/2029		2,336	2,282,964
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/01/2028		284	276,093
Second Lien Term Loan(f)	-	02/01/2029		239	228,693
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.59%	02/01/2029		9,237	8,906,124
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)(f)	-	02/10/2029		10,504	10,241,279
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	01/15/2025		3,152	3,082,704
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	3.31%	05/30/2025		8,859	8,645,612
Term Loan F (1 mo. USD LIBOR + 2.25%)	3.31%	12/09/2025		11,543	11,270,721
					141,179,477

Air Transport–2.44%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	04/20/2028		24,695	24,682,845
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/11/2028		5,673	5,547,292
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	2.77%	06/27/2025		11,552	10,646,244
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		20,103	20,450,833
PrimeFlight Aviation Services, Inc., Term Loan (1 mo. USD LIBOR + 6.25%)(d)	7.25%	05/09/2024		2,883	2,883,193
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	10/20/2027		6,960	7,048,985
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	04/21/2028		11,570	11,311,614
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	5.00%	12/11/2026		8,844	8,274,840
					90,845,846

Automotive–1.57%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/10/2028		11,274	10,684,461
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.35%	04/06/2028		11,864	11,300,891
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (3 mo. SONIA + 7.50%)	7.94%	07/30/2029	GBP	5,046	5,960,520
Term Loan B (6 mo. SONIA + 4.75%)	4.95%	06/30/2028	GBP	1,187	1,384,120
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		3,114	3,004,552
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.51%	11/09/2027		11,662	10,952,653
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2028		15,625	15,019,353
					58,306,550

Beverage & Tobacco–1.16%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	-	06/18/2028		51	48,929
Term Loan B (1 mo. SOFR + 3.75%)	4.54%	07/31/2028		27,470	26,199,618
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.51%	03/20/2024		2,894	2,530,161
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.47%	03/31/2028		7,642	7,145,411

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
Naked Juice LLC
Delayed Draw Term Loan (SOFR + 3.25%)	4.00%	01/25/2029		$ 243	$ 237,970
Term Loan B(f)	-	01/19/2029		3,811	3,739,609
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.76%	08/17/2028		3,285	3,223,552
					43,125,250

Brokers, Dealers & Investment Houses–0.05%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	08/02/2028		1,891	1,820,475
Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/05/2029		143	136,484
					1,956,959

Building & Development–1.44%
Chariot Buyer LLC, Term Loan B (f)	-	11/03/2028		2,235	2,113,820
Fusilli HoldCo (Jersey), Term Loan B (3 mo. EURIBOR + 6.00%)	6.00%	10/12/2023	EUR	3,615	3,600,889
Icebox Holdco III, Inc.
Delayed Draw Term Loan(e)	0.00%	12/22/2028		1,948	1,858,621
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	12/21/2029		2,063	1,964,845
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	12/22/2028		9,414	8,983,335
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	12/17/2027		1,022	937,160
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. SOFR + 4.75%)(d)	5.88%	02/16/2029		12,943	11,261,005
Mayfair Mall LLC, Term Loan(d)(f)	-	04/20/2023		3,783	3,470,729
Oldcastle BuildingEnvelope, Inc., Term Loan B (SOFR + 4.50%)	6.11%	04/29/2029		9,307	8,545,182
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	3.68%	02/01/2027		2,035	1,950,770
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	06/11/2028		3,081	2,976,181
SRS Distribution, Inc., Incremental Term Loan(f)	-	05/01/2026		2,610	2,480,855
TAMKO Building Products LLC, Term Loan(f)	-	05/29/2026		3,412	3,299,626
					53,443,018

Business Equipment & Services–7.80%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	5.64%	05/17/2028		4,056	3,908,663
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	05/12/2028		1,436	1,361,904
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR	1,878	1,851,869
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR	1,000	1,030,608
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.01%	05/22/2024		2,870	2,827,239
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		2,741	2,660,518
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		6,102	5,890,212
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	03/01/2024		2,483	2,448,253
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 1.87% Cash Rate (Acquired 02/15/2019-03/28/2022; Cost $ 213,341)(g)(h)	9.50%	08/15/2023		321	116,912
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $ 11,263,731)(h)	8.56%	02/15/2023		11,668	10,209,531
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/17/2028		9,773	9,319,322
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	02/15/2029		5,222	5,101,351
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	02/10/2028		9,747	9,326,495
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	6.46%	10/05/2028		6,319	5,971,206
Dakota Holding Corp.
First Lien Term Loan (1 mo. SOFR + 3.75%)	4.78%	04/09/2027		1,507	1,453,138
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	04/07/2028		6,648	6,523,522
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (1 mo. SOFR + 3.25%)	4.23%	01/18/2029		2,841	2,761,057
Revolver Loan(d)(e)	0.00%	09/11/2025		13,818	13,002,842
Term Loan (1 mo. USD LIBOR + 3.25%)	4.27%	02/06/2026		7,707	7,496,207

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. SOFR + 4.25%)	5.21%	02/11/2029		$ 5,813	$ 5,477,339
Term Loan (1 mo. USD LIBOR + 4.25%)	5.26%	10/30/2026		19,748	18,610,379
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	05/12/2028		20,302	19,317,638
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.26%	06/30/2028		520	504,414
I-Logic Tech Bidco Ltd. (United Kingdom), First Lien Term Loan B(f)	-	02/16/2028	EUR	1,024	1,059,574
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.81%	06/23/2024	GBP	15,251	18,161,250
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	03/31/2028		3,476	3,341,572
iQor US, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.56%	11/19/2024		11,108	11,102,081
Term Loan (1 mo. USD LIBOR + 7.50%)	8.56%	11/20/2025		15,496	13,141,007
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	10/28/2027		5,075	4,744,189
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		33,586	22,082,644
Term Loan (1 mo. USD LIBOR + 6.00%)	7.50%	07/03/2024		1,533	1,536,647
Orchid Merger Sub II LLC, Term Loan B (1 mo. SOFR + 4.75%)(d)	6.12%	07/27/2027		11,514	11,283,761
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3(f)	-	11/08/2024		4,316	4,181,012
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	08/28/2028		1,333	1,301,269
Skillsoft Corp., Term Loan B (1 mo. SOFR + 4.75%)	6.19%	07/14/2028		9,966	9,594,518
Solera, Term Loan B (1 mo. SONIA + 5.25%)	6.19%	06/05/2028	GBP	1,520	1,831,592
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		22,960	21,959,714
Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	4.03%	08/31/2028		204	199,825
Thevelia (US) LLC, First Lien Term Loan B(f)	-	02/10/2029		6,336	6,108,995
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	11/30/2028		5,079	4,966,966
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.60%	03/19/2028		8,387	8,193,214
Virtusa Corp.
Incremental Term Loan B (1 mo. SOFR + 3.75%)	4.88%	02/08/2029		4,269	4,065,982
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/11/2028		3,478	3,313,605
WebHelp (France), Term Loan B (SOFR + 3.75%)	4.25%	08/04/2028		634	625,150
					289,965,186

Cable & Satellite Television–3.96%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	07/15/2025		22,773	21,781,402
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	01/31/2026		16,098	15,344,817
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	01/15/2026		3,141	2,984,135
Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	07/17/2025		17,747	16,935,421
Term Loan (1 mo. USD LIBOR + 2.50%)	3.37%	04/15/2027		570	539,294
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	5.41%	08/14/2026		22,844	21,594,522
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	3.99%	07/31/2025		758	715,452
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	4.73%	01/31/2026		24,460	22,987,164
UPC - LG, Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.87%	01/31/2029		17,002	16,499,632
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	3.37%	01/31/2028		15,397	15,044,266
Term Loan Q (1 mo. USD LIBOR + 3.25%)	4.12%	01/31/2029		12,851	12,638,224
					147,064,329

Chemicals & Plastics–3.07%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	10/01/2025		9,495	9,206,232
Altadia (Spain), Term Loan B(f)	-	02/17/2029	EUR	1,219	1,217,280
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	11/24/2027	EUR	16	16,519
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.72%	11/24/2028		5,733	5,618,292
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		11,146	11,043,922
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	4.51%	09/29/2027		18,519	17,963,076
Caldic B.V. (Netherlands), Term Loan B (1 mo. SOFR + 4.00%)	4.67%	02/04/2029		2,736	2,628,417
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	12/01/2027		6,451	6,241,638

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	0	$ 410
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR	1	944
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(g)	0.75%	09/21/2023		$ 76	70,080
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(g)	0.75%	09/21/2023		550	506,154
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(g)	5.75%	09/21/2024		150	141,385
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	0	283
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(d)	6.31%	11/01/2028		5,628	5,360,661
Fusion, Term Loan B(d)(f)	-	02/01/2029		4,083	3,858,301
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	12/31/2027		5,264	5,159,975
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	12/29/2027		7,570	7,013,503
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.76%	12/29/2028		1,075	988,286
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	3.93%	12/23/2027	EUR	14	14,201
Kraton Corp., Term Loan (1 mo. USD LIBOR + 3.99%)(d)	3.99%	11/18/2028		3,538	3,458,636
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		7,421	7,329,296
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		14,326	13,716,776
Tronox Finance LLC, Incremental Term Loan B (1 mo. SOFR + 3.25%)	3.37%	03/03/2029		6,640	6,499,192
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	09/22/2028		6,130	5,992,114
					114,045,573

Clothing & Textiles–0.72%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan B-3(e)	0.00%	01/31/2029		1,865	1,792,127
Second Lien Term Loan (1 mo. SOFR + 6.00%)	6.80%	12/20/2029		2,770	2,658,979
Term Loan B-1 (1 mo. SOFR + 3.50%)	4.00%	12/21/2028		15,918	15,301,482
Term Loan B-2(f)	-	01/31/2029		538	517,372
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		6,874	6,504,801
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2026	EUR	14	14,303
					26,789,064

Conglomerates–0.31%
19th Holdings Golf LLC, Term Loan B (1 mo. SOFR + 3.25%)(d)	4.15%	01/27/2029		1,045	987,842
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	01/03/2029		3,541	3,474,134
Safe Fleet Holdings LLC, Term Loan B (1 mo. SOFR + 3.75%)(d)	4.77%	02/17/2029		7,519	7,218,475
					11,680,451

Containers & Glass Products–2.54%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.55%	03/11/2028		16,182	15,451,055
Brook & Whittle Holding Corp., Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		338	326,647
Duran Group (Germany)
Term Loan B-1 (3 mo. EURIBOR + 4.00%)	3.75%	03/21/2024	EUR	1,651	1,723,214
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	12/20/2024	EUR	824	843,046
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.01%	11/21/2023		13,576	12,748,009
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	7,131	7,143,054
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,205	1,207,229
Term Loan B-5(f)	-	10/31/2023	EUR	2,233	2,237,113
LABL, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.06%	10/29/2028		19,364	18,298,509
Libbey Glass, Inc., Term Loan (Acquired 11/13/2020-03/31/2022; Cost $4,087,158)(h)	6.00%	11/13/2025		4,392	4,457,742
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	07/07/2028		4,006	3,900,882
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.22%	10/04/2028		5,819	5,586,497
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.47%	10/04/2029		1,504	1,338,568
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.80%	10/02/2028		10,160	9,496,200
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.55%	10/01/2029		1,233	1,095,572

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Refresco Group N.V. (Netherlands)
Term Loan B(f)	-	05/05/2029	GBP	819	$ 1,005,666
Term Loan B(f)	-	05/05/2029		$ 7,923	7,677,999
					94,537,002

Cosmetics & Toiletries–0.74%
Bausch and Lomb, Inc., Term Loan (f)	-	05/05/2027		18,983	18,319,286
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.09%	04/05/2025		4,609	4,406,844
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	06/30/2024		4,911	4,737,666
					27,463,796

Drugs–0.12%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.06%	03/27/2028		551	430,002
Perrigo Investments LLC
Delayed Draw Term Loan(f)	-	04/06/2029		1,478	1,448,668
Term Loan B (1 mo. SOFR + 2.50%)	3.46%	04/06/2029		2,587	2,535,168
					4,413,838

Ecological Services & Equipment–0.83%
Anticimex (Sweden)
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.60%	11/16/2028		2,260	2,197,904
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.10%	11/16/2028		6,115	5,861,263
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/11/2025		3,704	3,564,704
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	05/30/2025		1,118	1,107,728
Groundworks LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.00%	01/17/2026		64	64,002
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.01%	01/17/2026		6,822	6,808,556
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		1,940	1,936,073
Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.01%	01/17/2026		400	399,015
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/31/2025	EUR	1,133	1,109,121
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		2,477	2,249,515
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	9.56%	11/02/2028		5,636	5,494,728
					30,792,609

Electronics & Electrical–10.09%
Altar BidCo, Inc., Second Lien Term Loan (1 mo. SOFR + 5.60%)	6.34%	02/01/2030		1,427	1,353,745
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/25/2028		5,187	5,054,409
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.73%	02/12/2025		1,989	1,986,795
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	10/30/2028		651	653,482
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	135	138,533
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	04/18/2025		7,484	7,301,565
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	01/01/2028		13,067	12,086,660
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	04/06/2026		9,570	9,115,641
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	10/16/2028		3,472	3,301,008
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		19,494	18,394,442
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		2,561	2,441,885
Devoteam (Castillon S.A.S.- Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	883	935,865
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.63%	11/06/2023		6,690	5,678,017
Digi International, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	5.50%	11/01/2028		6,281	6,160,490
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.83%	02/04/2028		5,180	5,035,170
Entegris, Inc., Term Loan B(f)	-	03/02/2029		9,574	9,471,904
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/06/2026		3,871	3,722,621
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	07/01/2028		1,406	1,364,843
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	06/13/2024		14,625	13,828,353
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/07/2028		6,515	6,287,357

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/01/2024		$ 1,763	$ 1,725,548
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.31%	07/07/2025		100	99,226
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.21%	01/11/2027		5,160	5,146,930
Term Loan (3 mo. USD LIBOR + 4.00%)	5.40%	01/10/2026		4,934	4,667,794
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.06%	03/02/2029		1,876	1,840,312
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	10/15/2028		2,210	2,151,135
Internap Corp., Second Lien Term Loan (3 mo. USD LIBOR + 1.40%)(d)	2.80%	05/08/2025		12,140	6,070,187
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.88%	03/11/2028		1,147	1,098,050
Learning Pool (United Kingdom)
Term Loan (Acquired 01/07/2022-04/11/2022; Cost $2,742,020)(d)(h)	6.80%	08/17/2028	GBP	2,048	2,554,281
Term Loan 1 (3 mo. USD LIBOR + 6.00%) (Acquired 01/07/2022-04/11/2022; Cost $2,670,087)(d)(h)	6.99%	08/17/2028		2,708	2,670,053
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.68%	08/28/2027		16,075	13,938,301
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	6.21%	08/13/2028		10,023	9,847,768
Maverick Bidco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.99%	05/18/2029		314	308,335
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.48%	07/27/2029		4,072	3,789,937
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.23%	07/27/2028		13,412	12,358,749
McAfee LLC
First Lien Term Loan B (1 mo. SOFR + 4.50%)	4.84%	03/01/2029		20,651	19,670,526
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/01/2029	EUR	3,389	3,506,698
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	12/15/2028		2,042	1,961,452
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/20/2028		5,253	5,072,528
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/16/2020-02/01/2022; Cost $12,314,920)(h)	7.31%	04/29/2026		13,701	13,152,568
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	6.25%	03/03/2028	EUR	5,364	5,671,378
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/28/2026		3,272	3,149,483
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.51%	01/09/2026		8,549	8,238,947
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		2,025	1,980,194
Term Loan (3 mo. USD LIBOR + 3.25%)	5.33%	02/01/2024		24,893	24,195,662
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	01/02/2025		8,268	8,050,661
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	07/05/2024		7,334	7,293,703
Quest Software US Holdings, Inc.
Second Lien Term Loan (1 mo. SOFR + 7.50%)	8.72%	01/20/2030		938	886,751
Term Loan B (1 mo. SOFR + 4.25%)	4.75%	01/19/2029		19,197	17,789,420
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/24/2028		2,940	2,826,627
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.06%	05/29/2026		1,291	1,258,858
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate(g)	2.00%	12/08/2026		20,003	14,356,104
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.56%	10/31/2025		4,305	4,254,980
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.06%	11/02/2026		1,652	1,633,433
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.01%	05/18/2026		1,804	1,743,700
Term Loan (1 mo. USD LIBOR + 3.75%)	5.26%	05/16/2025		3,499	3,384,207
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.11%	03/05/2027		2,086	2,022,187
Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	12/15/2028		941	926,414
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/04/2026		4,907	4,786,669
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.21%	05/03/2027		1,068	1,031,080
Term Loan (1 mo. USD LIBOR + 3.25%)	4.21%	05/04/2026		3,091	2,989,736
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	10/15/2028		5,518	5,283,572
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	09/01/2025		18,776	16,288,243
WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	6.26%	02/18/2027		8,848	8,781,827
					374,766,999

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–1.02%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	04/07/2028		$ 20,001	$ 19,272,065
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.81%	07/20/2026		705	673,824
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	09/15/2028		6,700	6,482,601
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	07/21/2026		4,005	3,942,582
Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR	6	6,293
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.46%	02/18/2027		4,892	4,784,624
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (6 mo. EURIBOR + 6.88%)	6.88%	05/04/2026	EUR	2,656	2,814,978
					37,976,967

Food Products–1.27%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/18/2026		6,195	6,098,474
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	6,811	5,945,948
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	4.00%	02/14/2027	EUR	1,728	1,506,709
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 10/08/2021-05/10/2022; Cost $20,394,821)(h)	6.06%	10/18/2028		20,781	20,235,846
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $4,078,819)(h)	9.06%	10/08/2029		4,194	4,078,788
H-Food Holdings LLC, Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.06%	05/23/2025		766	720,277
Shearer’s Foods LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	09/23/2027		791	730,941
Sigma Bidco B.V. (Netherlands)
Term Loan B-1(f)	-	07/02/2025	EUR	4,000	3,739,175
Term Loan B-2(f)	-	07/02/2025		736	648,998
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	10/22/2025		416	408,344
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (6 mo. SONIA + 5.00%)	5.69%	06/28/2028	GBP	2,711	3,182,898
					47,296,398

Food Service–0.88%
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	02/07/2025		4,370	4,208,002
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.56%	02/07/2025	GBP	1,350	1,623,210
Financiere Pax S.A.S.
Revolver Loan(d)(e)	0.00%	01/02/2026	EUR	1,582	1,350,249
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	12,436	11,541,780
US Foods, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.32%	11/22/2028		4,249	4,159,348
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	04/13/2028		11,484	9,669,919
					32,552,508

Health Care–3.88%
Acacium (United Kingdom), Term Loan (1 mo. SONIA + 5.25%)(d)	6.19%	05/19/2028	GBP	4,574	5,836,263
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2028		6,399	6,107,239
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	12/10/2029		2,858	2,741,171
athenahealth, Inc.
Delayed Draw Term Loan B(e)	0.00%	02/15/2029		4,099	3,922,871
Term Loan B (1 mo. SOFR + 3.50%)	4.36%	01/26/2029		24,183	23,144,939
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/22/2029	EUR	2,204	2,292,120
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.26%	12/02/2027		14	13,689
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	03/31/2029		201	196,273
Term Loan B (1 mo. SOFR + 4.25%)(d)	4.99%	03/23/2029		1,077	1,050,059
embecta, Term Loan (1 mo. SOFR + 3.00%)	3.65%	01/27/2029		46	44,797
Ethypharm (France), Term Loan B (3 mo. SONIA + 4.50%)	5.19%	04/17/2028	GBP	2,378	2,770,175
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	02/04/2027		3,951	3,817,846
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	10/01/2027		6,780	6,644,677
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.26%	06/28/2024		8,794	8,552,120

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	03/14/2025		$ 3,931	$ 3,757,773
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		10,640	10,167,501
ImageFirst
Delayed Draw Term Loan(d)(f)	-	04/27/2028		468	447,978
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.51%	04/27/2028		1,031	987,620
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(d)	4.81%	09/07/2028		1,621	1,572,164
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	12/18/2028		10,794	10,416,196
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/17/2029		2,752	2,620,790
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	10	10,754
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	6	6,212
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.56%	06/02/2028		4,242	4,149,886
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	10/15/2027		11,346	11,300,109
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.01%	12/15/2028		199	193,336
Stamina BidCo B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)(d)	4.50%	11/02/2028	EUR	883	916,878
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.26%	11/24/2028		9,314	8,987,522
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/01/2026		1,083	1,041,146
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	12/20/2027		5,737	5,522,050
Veonet (Germany), Term Loan B(f)	-	04/11/2029	EUR	1,600	1,679,976
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.06%	08/27/2025		4,732	4,649,512
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	10/23/2026		2,321	2,274,441
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/15/2028		3,489	3,370,179
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.49%	01/15/2029		1,507	1,454,690
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	12/22/2028		1,469	1,422,272
					144,083,224

Home Furnishings–1.71%
Hunter Douglas, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/09/2029	EUR	9,249	9,305,112
First Lien Term Loan (1 mo. SOFR + 3.50%)	4.84%	02/09/2029		16,033	14,560,075
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028		11,471	9,817,132
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		6,117	6,057,970
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		17,701	13,129,128
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	10/16/2028		9,360	8,147,789
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	07/01/2029		2,063	1,920,046
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.01%	10/30/2027		596	551,771
					63,489,023

Industrial Equipment–3.67%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.52%	10/08/2027		498	481,080
Apex Tool Group LLC, Term Loan B (1 mo. SOFR + 5.25%)	6.15%	02/08/2029		8,312	7,516,829
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(d)	7.00%	06/09/2028	EUR	3,420	3,619,321
Term Loan A (3 mo. SONIA + 7.00%)(d)	7.44%	06/09/2028	GBP	2,943	3,659,729
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	6.46%	12/20/2028		4,941	4,718,644
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.81%	12/16/2027		4,426	4,346,910
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan(f)	-	07/19/2024		870	859,980
First Lien Term Loan(f)	-	07/19/2024		42	41,868
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	05/19/2028		799	766,054
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	7.01%	05/21/2029		754	742,634
Kantar (United Kingdom)
Revolver Loan(d)(e)	0.00%	06/04/2026		10,250	9,430,000
Term Loan B (3 mo. USD LIBOR + 5.00%)	5.52%	12/04/2026		10,338	10,036,857
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.51%	12/04/2026		10,237	9,686,352

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028		$ 13,962	$ 13,290,150
MKS Instruments, Inc., Term Loan B(f)	-	04/11/2029		285	282,092
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	03/08/2025		4,649	4,445,951
Robertshaw US Holding Corp., First Lien Term Loan(f)	-	02/28/2025		4,420	3,643,841
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	08/14/2026		4,031	3,903,788
Tank Holding Corp.
Revolver Loan(d)(f)	-	03/31/2028		18	17,401
Revolver Loan(d)(e)	0.00%	03/31/2028		904	852,642
Term Loan (1 mo. SOFR + 6.00%)(d)	7.13%	03/31/2028		13,853	13,506,284
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.02%	07/31/2027		29,481	28,479,721
Victory Buyer LLC
Second Lien Term Loan B (1 mo. USD LIBOR + 7.00%)(d)	7.93%	11/19/2029		1,148	1,136,447
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.68%	11/15/2028		11,326	10,788,356
					136,252,931

Insurance–1.60%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	02/15/2027		19,296	18,475,886
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/15/2027		3,737	3,610,530
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.31%	02/15/2027		4,159	4,065,619
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/09/2025		8,192	7,912,573
Term Loan (1 mo. USD LIBOR + 3.50%)	4.37%	11/06/2027		4,560	4,407,608
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.35%	04/25/2025		6,312	6,128,672
Term Loan (1 mo. USD LIBOR + 3.00%)	4.21%	04/25/2025		1,268	1,226,716
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.13%	09/01/2027		3,620	3,562,702
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	05/16/2024		3,037	2,969,963
Term Loan (1 mo. USD LIBOR + 3.25%)	4.26%	12/02/2026		7,193	6,992,775
					59,353,044

Leisure Goods, Activities & Movies–5.78%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.56%	02/01/2024		5,883	5,834,803
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.84%	04/22/2026		22,912	20,252,515
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		27,380	26,148,446
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		2,477	2,395,377
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	05/23/2024		6,236	6,594,152
Revolver Loan (3 mo. USD LIBOR + 3.00%)	3.00%	03/02/2023		3,743	2,835,366
Revolver Loan (3 mo. USD LIBOR + 5.00%)	6.51%	05/23/2024		5,281	5,096,058
Revolver Loan(e)	0.00%	03/02/2023		68	51,813
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	1,727	1,286,873
Term Loan (1 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		23,737	16,887,241
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		8,990	6,156,668
Term Loan B-1	7.00%	05/23/2024		17,635	20,146,133
CWGS Group LLC, Term Loan B(f)	-	06/03/2028		1,186	1,101,813
Deluxe Entertainment Services Group, Inc., First Lien Term Loan (Acquired 10/04/2019-03/31/2022; Cost $1,107,049)(d)(h)(i)	0.00%	03/25/2024		1,365	0
Dorna Sports S.L. (Spain), Term Loan B(f)	-	02/03/2029	EUR	2,980	3,059,014
Fender Musical Instruments Corp., Term Loan B (1 mo. SOFR + 4.00%)	4.89%	11/17/2028		3,787	3,602,045
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.26%	04/18/2025		2,900	2,595,045
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	10.06%	11/25/2025		1,854	1,919,418

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Invictus Media S.L.U. (Spain)
Revolver Loan(d)(i)	0.00%	06/26/2024	EUR	10,340	$ 10,618,241
Second Lien Term Loan(i)	0.00%	12/26/2025	EUR	12,207	11,991,118
Term Loan A-1(i)	0.00%	06/26/2024	EUR	6,625	6,898,518
Term Loan A-2(i)	0.00%	06/26/2024	EUR	4,158	4,329,906
Term Loan B-1(i)	0.00%	06/26/2025	EUR	2,237	2,312,299
Term Loan B-2(i)	0.00%	06/26/2025	EUR	1,340	1,385,063
Parques Reunidos (Spain)
Revolver Loan (1 mo. EURIBOR + 3.50%)(d)	3.50%	03/16/2026	EUR	1,484	1,433,578
Revolver Loan(d)(e)	0.00%	03/16/2026	EUR	1,025	990,830
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	8,934	9,118,779
Royal Caribbean Cruises
Revolver Loan (1 mo. USD LIBOR + 1.30%)	2.17%	10/12/2022		$ 7,338	7,172,765
Revolver Loan(d)(f)	-	04/05/2024		10,980	9,717,761
Revolver Loan(e)	0.00%	10/12/2022		974	952,083
Revolver Loan(d)(e)	0.00%	04/05/2024		4,682	4,144,086
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%) (Acquired 11/18/2021-02/28/2022; Cost $5,467,199)(h)	3.75%	02/27/2027	EUR	5,217	5,068,464
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/25/2028		3,980	3,868,799
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	10,519	8,953,553
					214,918,623

Lodging & Casinos–3.49%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.62%	02/02/2026		8,573	8,159,462
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/02/2026		7,448	6,927,802
B&B Hotels S.A.S. (France), Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	11,378	11,477,898
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.05%	10/02/2028		5,878	5,651,247
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/21/2025		2,028	2,004,517
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.81%	12/23/2024		6,575	6,464,978
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	07/31/2028		13,641	13,304,346
Fertitta Entertainment LLC, Term Loan (1 mo. SOFR + 4.00%)	5.03%	01/31/2029		961	922,257
GVC Finance LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	3.74%	03/16/2027		5,517	5,415,821
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/02/2028		551	537,853
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	18,385	17,510,297
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/30/2027	EUR	10,722	10,167,221
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/30/2027	EUR	14,533	14,104,969
Penn National Gaming, Inc., Term Loan B (1 mo. SOFR + 2.75%)	3.88%	05/03/2029		7,906	7,777,709
Scientific Games International, Inc., Term Loan (1 mo. SOFR + 3.00%)	3.88%	04/07/2029		8,223	8,048,631
Scientific Games Lottery
Term Loan B(f)	-	01/31/2029	EUR	1,727	1,791,658
Term Loan B	5.62%	04/04/2029		9,966	9,590,728
					129,857,394

Nonferrous Metals & Minerals–1.06%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (g)	3.00%	09/16/2025		14,574	14,987,289
American Rock Salt Co. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.31%	06/11/2029		369	361,472
AZZ, Inc., First Lien Term Loan (SOFR + 4.25%)	5.38%	05/06/2029		8,229	7,971,633
Corialis Group Ltd. (United Kingdom), Term Loan B	5.12%	05/24/2028	GBP	708	824,061
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	6.01%	07/19/2025		5,150	4,853,872
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.51%	10/22/2025		3,273	3,109,486
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		7,587	7,147,534
					39,255,347

Oil & Gas–2.41%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.97%	05/21/2025		10,433	10,200,523
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	08/25/2026		6,976	5,185,240

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 03/18/2014-02/01/2017; Cost $10,550,989)(h)	7.00%	07/02/2023		$ 8,844	$ 8,337,611
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024		15,188	12,643,753
LOC(d)(f)	-	06/30/2024		7,454	6,224,578
PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate(g)	3.00%	06/30/2025		3,807	1,941,519
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	06/30/2024		425	271,170
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	03/19/2024		15,292	14,194,577
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $22,859,145)(h)	9.06%	08/27/2026		23,267	23,390,364
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/17/2028		7,206	7,002,808
					89,392,143

Publishing–3.22%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	08/12/2028		2,558	2,502,105
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		19,615	18,770,628
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	08/21/2026		24,362	22,347,051
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)	4.87%	12/01/2028		16,760	16,089,873
Harbor Purchaser, Inc.
Second Lien Term Loan (SOFR + 8.50%)(d)	9.53%	03/31/2030		9,822	9,527,128
Term Loan B (1 mo. SOFR + 5.25%)	6.38%	03/31/2029		18,385	17,040,409
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	07/30/2028		19,849	18,922,787
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.56%	09/13/2024		589	569,435
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	09/13/2024		14,464	14,015,566
					119,784,982

Radio & Television–1.42%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. SOFR + 8.00%)	9.00%	05/25/2026		7,956	8,031,871
Second Lien Term Loan (1 mo. SOFR + 3.25%)	4.09%	08/24/2026		9,758	3,017,602
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	01/07/2028		7,207	7,043,582
Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	3.80%	12/01/2028		5,019	4,893,676
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/01/2026		1,359	1,308,188
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	05/01/2026		5,859	5,634,076
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	3.56%	09/30/2026		8,622	8,191,016
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		12,522	11,900,204
Term Loan B-4 (1 mo. SOFR + 3.75%)	4.88%	04/20/2029		2,741	2,614,935
					52,635,150

Retailers (except Food & Drug)–2.19%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.81%	03/06/2028		13,391	12,757,063
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	12/18/2026		3,237	3,143,592
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.34%	11/08/2027		11,163	10,876,648
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.59%	11/06/2028		2,842	2,763,965
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	2,139	2,060,503
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	858	826,729
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,724	1,660,888
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	2,624	2,527,456
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	585	563,335
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.26%	03/02/2028		6,404	6,114,742
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		16,807	15,845,211
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	02/17/2028		4,737	4,456,165
Restoration Hardware, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	10/20/2028		7,047	6,494,804
Term Loan B (SOFR + 3.25%)	4.27%	10/20/2028		2,979	2,795,128

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.51%	04/21/2028		$ 8,748	$ 8,485,748
					81,371,977

Surface Transport–1.99%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	4.28%	03/03/2028		10,987	9,914,208
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		3,202	3,058,081
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.92%	09/30/2028		5,813	5,514,614
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		13,393	12,639,445
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		4,810	4,539,464
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	14,280	12,969,421
Term Loan C (3 mo. EURIBOR + 8.00%)	8.00%	06/16/2023	EUR	2,000	2,078,468
Term Loan D (3 mo. EURIBOR + 8.00%)	7.50%	06/22/2023	EUR	1,505	1,564,081
Novae LLC
Delayed Draw Term Loan (1 mo. SOFR + 5.00%)	2.50%	12/22/2028		1,264	1,228,816
Delayed Draw Term Loan(e)	0.00%	12/22/2028		13	12,412
Term Loan B (1 mo. SOFR + 5.00%)	5.80%	12/22/2028		4,467	4,344,296
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.24%	10/12/2024		760	738,702
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		10,432	10,036,724
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)	6.75%	04/30/2028		5,373	5,279,423
					73,918,155

Telecommunications–5.77%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.12%	12/15/2027		21,667	16,458,933
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.87%	12/15/2027		6,108	4,644,221
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.19%	11/30/2027		3,207	3,111,005
CCI Buyer, Inc., Term Loan (1 mo. SOFR + 3.75%)	4.75%	12/13/2027		31,213	30,032,532
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	03/15/2027		4,548	4,283,263
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,489	2,414,632
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		931	898,734
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	04/27/2027		5,460	5,323,006
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	11/12/2027		795	771,747
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	05/01/2028		219	210,040
II-VI, Inc., Term Loan B(f)	-	12/15/2028		10,292	10,077,441
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2026		9,499	9,143,204
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (1 mo. SOFR + 4.25%)	4.92%	01/27/2029		40,342	38,166,744
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.81%	03/01/2027		3,454	3,324,742
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.30%	11/30/2025		19,488	16,347,466
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.55%	11/30/2026		9,590	8,055,968
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	09/25/2026		9,260	9,003,306
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	3.81%	12/07/2026		10,333	7,517,341
Voyage Digital (NC) Ltd., Term Loan B(d)(f)	-	03/03/2029		6,044	5,968,671
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.31%	09/21/2027		19,533	18,507,701
Zayo Group LLC
Incremental Term Loan(f)	-	03/09/2027		10,878	10,459,548
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	03/09/2027		10,400	9,749,709
					214,469,954

Utilities–1.88%
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	05/14/2027		4,693	4,597,960
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/02/2025		15,179	10,897,267
Frontera Generation Holdings LLC
First Lien Term Loan (PRIME + 13.00%)	14.01%	07/28/2026		4,165	4,102,505
Second Lien Term Loan (PRIME + 1.50%)	2.51%	07/28/2028		4,043	1,263,307

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		$ 2,699	$ 2,678,351
Term Loan C (3 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		106	105,623
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	11/09/2026		5,100	4,723,299
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.24%	07/30/2026		9,736	4,349,307
Lightstone Holdco LLC
Term Loan B (2 mo. USD LIBOR + 3.75%)	4.99%	01/30/2024		11,390	10,505,309
Term Loan C (2 mo. USD LIBOR + 3.75%)	4.99%	01/30/2024		608	560,581
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	05/16/2024		6,465	5,326,971
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	06/23/2028		12,302	11,533,000
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	01/21/2028		597	578,921
PowerTeam Services LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.51%	03/06/2025		4,048	3,228,459
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/23/2028	EUR	4,312	4,519,352
USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	05/07/2029		1,108	1,064,044
					70,034,256
Total Variable Rate Senior Loan Interests (Cost $3,297,718,120)					3,117,018,023

				Shares
Common Stocks & Other Equity Interests–4.75%(j)
Business Equipment & Services–0.79%
Checkout Holding Corp.				245,192	85,817
iQor US, Inc., Term Loan				451,676	3,274,651
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $21,866,485)(d)(h)(k)				162,067	25,849,730
					29,210,198

Containers & Glass Products–0.40%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $3,769,218)(h)				864,926	14,919,973

Electronics & Electrical–0.02%
Fusion Connect, Inc.(d)				113	1
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)(k)				1,052,649	10,526
Internap Corp.(d)				2,426,706	485,341
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $1,900,489)(h)				113,462	321,495
Sungard Availability Services Capital, Inc.				37,318	15,226
					832,589

Industrial Equipment–0.27%
North American Lifting Holdings, Inc.(k)				679,193	9,961,384

Leisure Goods, Activities & Movies–0.01%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(h)				781,854	157,634

Oil & Gas–3.19%
Aquadrill LLC				399,557	16,415,200
HGIM Corp. (Acquired 03/18/2014-07/02/2018; Cost $10,077,450)(h)(k)				116,926	993,871
Larchmont Resources LLC(d)(k)				8,096	809,553
McDermott International Ltd.(l)				418,128	263,421
McDermott International Ltd.(d)				4,906,686	2,936,652
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $27,641,655)(h)(k)				671,335	87,273,550
Sabine Oil & Gas Holdings, Inc.(d)(l)				18,025	12,257
Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(h)(k)				2,914,935	87,448
Tribune Resources, Inc.(k)				5,811,199	9,588,478
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)(k)				1,504,557	37,614
					118,418,044

Radio & Television–0.01%
iHeartMedia, Inc., Class A(l)				44,559	525,796

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

				Shares	Value
Surface Transport-0.06%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(h)				35,397	$ 761,035
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(k)				1,107,648	351,909
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(k)				800,920	339,279
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(h)(k)				37,211	800,036
					2,252,259

Utilities-0.00%
Frontera Generation Holdings LLC(k)				295,967	92,490
Total Common Stocks & Other Equity Interests (Cost $209,109,695)					176,370,367

	Interest Rate	Maturity Date		Principal Amount (000)(a)

Non-U.S. Dollar Denominated Bonds & Notes-3.24%(m)
Automotive-0.23%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(n)(o)	9.57%	04/19/2026	SEK	71,250	7,368,715
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(o)	4.50%	09/30/2028	EUR	1,369	1,281,268
					8,649,983

Building & Development-0.30%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(o)	5.00%	01/15/2027	EUR	1,750	1,823,619
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(n)(o)	5.13%	11/15/2022	EUR	3,574	2,699,275
Haya Real Estate S.A. (Spain)(n)	5.25%	11/15/2022	EUR	8,582	6,453,851
					10,976,745

Cable & Satellite Television-0.16%
Altice Finco S.A. (Luxembourg) (Acquired 09/11/2020-01/28/2022; Cost $3,990,751)(h)(n)	4.75%	01/15/2028	EUR	3,744	3,363,816
Altice France Holding S.A. (Luxembourg) (Acquired 02/02/2021; Cost $3,331,838)(h)	4.00%	02/15/2028	EUR	2,852	2,436,206
					5,800,022

Chemicals & Plastics-0.07%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	3,268	2,688,317

Electronics & Electrical-0.10%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(o)	5.25%	02/15/2029	EUR	3,666	3,828,959

Financial Intermediaries-1.06%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(o)	5.00%	08/01/2024	EUR	13,583	13,469,975
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	100	101,878
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(o)	6.25%	05/01/2026	EUR	10,341	10,875,741
Kane Bidco Ltd. (United Kingdom)(n)	5.00%	02/15/2027	EUR	976	973,837
Kane Bidco Ltd. (United Kingdom)(n)	6.50%	02/15/2027	GBP	1,219	1,410,290
Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	1,391	1,359,802
Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	1,404	1,549,551
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(o)	4.63%	11/15/2027	EUR	9,180	9,534,895
					39,275,969

Home Furnishings-0.45%
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	2,054	1,544,653
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	14,141	15,055,332
					16,599,985

Leisure Goods, Activities & Movies-0.07%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(o)	4.75%	06/15/2027	EUR	1,363	1,295,809
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	1,363	1,474,814
					2,770,623

Lodging & Casinos-0.22%
TVL Finance PLC (United Kingdom) (SONIA + 5.38%)(n)(o)	6.25%	07/15/2025	GBP	7,091	8,363,503

Retailers (except Food & Drug)-0.32%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	6,486	5,938,530

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Retailers (except Food & Drug)–(continued)
Kirk Beauty SUN GmbH (Germany)(n)	8.25%	10/01/2026	EUR	8,120	$ 6,069,976
					12,008,506

Surface Transport–0.26%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	9,042	9,627,779
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $144,584,672)					120,590,391

U.S. Dollar Denominated Bonds & Notes–3.09%
Aerospace & Defense–0.14%
Castlelake Aviation Finance DAC (n)	5.00%	04/15/2027		$ 5,800	5,007,515

Building & Development–0.54%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/15/2021; Cost $9,288,488)(h)(n)	4.50%	04/01/2027		9,367	8,758,051
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-12/11/2020; Cost $10,368,089)(h)(n)	5.75%	05/15/2026		11,638	11,454,876
					20,212,927

Business Equipment & Services–0.19%
ADT Security Corp. (The) (n)	4.13%	08/01/2029		4,743	4,227,649
Advantage Sales & Marketing, Inc.(n)	6.50%	11/15/2028		3,334	2,975,312
					7,202,961

Cable & Satellite Television–0.43%
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-10/01/2021; Cost $7,924,913)(h)(n)	5.00%	01/15/2028		8,160	7,407,648
Altice France S.A. (France)(n)	5.50%	10/15/2029		5,963	5,183,994
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030		3,741	3,389,533
					15,981,175

Chemicals & Plastics–0.17%
EverArc Escrow S.a.r.l. (n)	5.00%	10/30/2029		7,312	6,377,197

Electronics & Electrical–0.09%
Energizer Holdings, Inc. (n)	4.38%	03/31/2029		3,882	3,289,995

Food Service–0.06%
WW International, Inc. (n)	4.50%	04/15/2029		3,110	2,206,203

Health Care–0.06%
Global Medical Response, Inc. (n)	6.50%	10/01/2025		2,186	2,102,670

Industrial Equipment–0.10%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (n)	7.38%	08/15/2026		4,631	3,736,684

Leisure Goods, Activities & Movies–0.28%
AMC Entertainment Holdings, Inc. (n)	7.50%	02/15/2029		11,256	10,327,380

Nonferrous Metals & Minerals–0.12%
SCIH Salt Holdings, Inc. (n)	4.88%	05/01/2028		4,639	4,317,703

Publishing–0.32%
McGraw-Hill Education, Inc. (n)	5.75%	08/01/2028		12,923	11,807,745

Radio & Television–0.05%
Diamond Sports Group LLC/Diamond Sports Finance Co. (n)	5.38%	08/15/2026		6,116	2,028,769

Surface Transport–0.07%
First Student Bidco, Inc./First Transit Parent, Inc. (n)	4.00%	07/31/2029		3,063	2,721,629

Telecommunications–0.19%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (n)	7.75%	08/15/2028		7,756	7,156,810

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–0.28%
Artera Services LLC (n)	9.03%	12/04/2025		$ 9,193	$ 7,278,604
Calpine Corp.(n)	4.50%	02/15/2028		3,265	3,125,307
					10,403,911
Total U.S. Dollar Denominated Bonds & Notes (Cost $128,639,565)					114,881,274

			Shares

Preferred Stocks–1.60%(j)
Containers & Glass Products–0.07%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $2,015,744)(d)(h)				20,154	2,478,871

Electronics & Electrical–0.05%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(h)				174,464	1,544,006
Riverbed Technology, Inc., Pfd.				49,182	435,261
					1,979,267

Nonferrous Metals & Minerals–0.99%
ACNR Holdings, Inc., Pfd.				83,212	37,029,340

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(d)				4,210,008	2,736,505
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(d)(h)(k)				11,609,066	870,680
					3,607,185

Surface Transport–0.39%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(h)				131,713	3,292,825
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(h)(k)				138,456	3,461,400
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(h)				142,554	4,490,451
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(h)(k)				100,115	3,153,623
					14,398,299
Total Preferred Stocks (Cost $30,536,972)					59,492,962

	Interest Rate	Maturity Date		Principal Amount (000)(a)
Asset-Backed Securities–0.31%
Structured Products–0.31%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (n)(o)	7.05%	04/24/2034	EUR	977	935,460
CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. USD LIBOR + 7.00%)(n)(o)	8.04%	01/17/2035		$1,250	1,172,314
Cordatus CLO PLC, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(n)(o)	7.26%	04/25/2036	EUR	2,873	2,736,862
Jubilee CLO, Series 2018-21A, Class E-R (Ireland) (3 mo. EURIBOR + 6.07%)(n)(o)	6.07%	04/15/2035	EUR	1,959	1,809,973
Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(n)(o)	5.99%	04/15/2029		3,275	2,939,467
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(n)(o)	7.13%	10/25/2031		2,200	1,854,879
Total Asset-Backed Securities (Cost $12,651,622)					11,448,955

Municipal Obligations–0.35%
Arizona–0.35%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $13,641,409) (Cost $13,641,409)(h)(n)	0.00%	01/01/2028		15,101	13,001,698

				Shares
Money Market Funds–2.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(k)(p)				55,453,980	55,453,980

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Shares	Value

Invesco Treasury Portfolio, Institutional Class, 0.54%(k)(p)	33,283,320	$ 33,283,320
Total Money Market Funds (Cost $88,737,300)		88,737,300
TOTAL INVESTMENTS IN SECURITIES–99.61% (Cost $3,925,619,355)		3,701,540,970
OTHER ASSETS LESS LIABILITIES–0.39%		14,453,378
NET ASSETS–100.00%		$3,715,994,348

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2022 was $291,151,083, which represented 7.84% of the Fund’s Net Assets.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $37,535,145, which represented 1.01% of the Fund’s Net Assets.

(j)	Securities acquired through the restructuring of senior loans.
(k)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,825,469	$723,661,242	$(825,032,731)	$-	$-	$55,453,980	$92,221
Invesco Treasury Portfolio, Institutional Class	100,864,312	482,440,828	(550,021,820)	-	-	33,283,320	60,314

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Income
Investments in Other Affiliates:
ACNR Holdings, Inc.	$10,606,863	$-	$(22,738,224)	$(6,003,885)	$18,135,246	$-	$-
ACNR Holdings, Inc., Pfd.*	11,677,820	-	(386,297)	25,354,535	383,282	37,029,340	-
Commercial Barge Line Co., Wts., expiring 04/27/2045	930,275	-	-	(130,239)	-	800,036	-
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	3,692,137	-	-	(230,737)	-	3,461,400	-
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	3,228,709	-	-	(75,086)	-	3,153,623	-
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	219,943	-	-	131,966	-	351,909	-
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	212,049	-	-	127,230	-	339,279	-
Frontera Generation Holdings LLC	665,923	-	-	(573,433)	-	92,490	-
Fusion Connect, Inc., Wts., expiring 01/14/2040	1,578,974	-	-	(1,568,448)	-	10,526	-
HGIM Corp.	545,694	-	-	448,177	-	993,871	-
Larchmont Resources LLC	12,143	-	-	797,410	-	809,553	2,170,743
MGOC, Inc.	387,512	-	(699,342)	(387,453)	699,283	-	-
My Alarm Center LLC, Class A	14,378,512	7,690,452	-	3,780,765	-	25,849,730	-
North American Lifting Holdings, Inc.	11,719,398	1,247,191	-	(3,005,205)	-	9,961,384	-
QuarterNorth Energy, Inc.	49,900,135	-	-	37,373,415	-	87,273,550	2,532,276
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028	28,735,074	-	-	(12,505,821)	(16,229,253)	-	-
Southcross Energy Partners L.P., Series A, Pfd.	6,210,851	-	-	(5,340,171)	-	870,680	12,436,286
Southcross Energy Partners L.P.	120,970	-	-	(33,522)	-	87,448	-
Southcross Energy Partners L.P., Series B, Pfd.	6,204,465	-	(7,841,077)	(6,204,465)	7,841,077	-	-
Tribune Resources, Inc., Wts., expiring 04/03/2023	37,614	-	-	-	-	37,614	-
Tribune Resources, Inc.	5,375,359	-	-	4,213,119	-	9,588,478	523,008
Total	$414,130,201	$1,215,039,713	$(1,406,719,491)	$36,168,152	$10,829,635	$269,448,211	$17,814,848

*	At May 31, 2022, this security was no longer an affiliate of the Fund.

(l)	Non-income producing security.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $257,486,112, which represented 6.93% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
06/30/2022	Barclays Bank PLC	EUR	105,374,654	USD	114,751,945	$ 1,468,002
06/30/2022	Barclays Bank PLC	USD	4,746,931	EUR	4,498,642	89,373
06/30/2022	Barclays Bank PLC	USD	1,567,452	GBP	1,260,163	20,658
06/30/2022	Canadian Imperial Bank of Commerce	USD	114,317,752	EUR	108,512,342	2,339,389
06/30/2022	Goldman Sachs International	EUR	1,119,503	USD	1,219,418	15,887
06/30/2022	Morgan Stanley Capital Services LLC	EUR	107,376,235	USD	116,661,561	1,225,800
06/30/2022	Morgan Stanley Capital Services LLC	GBP	27,397,595	USD	35,690,745	1,163,156
06/30/2022	Morgan Stanley Capital Services LLC	SEK	71,250,000	USD	7,563,773	261,513
06/30/2022	Morgan Stanley Capital Services LLC	USD	3,918,257	EUR	3,712,588	72,993
06/30/2022	Morgan Stanley Capital Services LLC	USD	30,008,078	GBP	24,356,302	686,748
07/29/2022	Morgan Stanley Capital Services LLC	USD	16,422,347	EUR	15,596,858	372,313

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
06/30/2022	Royal Bank of Canada	USD	7,091,544	SEK	71,250,000	$ 210,717
07/29/2022	Royal Bank of Canada	USD	1,184,261	GBP	949,041	12,053
06/30/2022	State Street Bank & Trust Co.	EUR	1,000,000	USD	1,081,798	6,739
06/30/2022	State Street Bank & Trust Co.	GBP	23,397,595	USD	30,485,753	999,131
06/30/2022	State Street Bank & Trust Co.	USD	114,323,178	EUR	108,512,342	2,333,964
06/30/2022	State Street Bank & Trust Co.	USD	30,003,242	GBP	24,356,668	692,044
07/29/2022	State Street Bank & Trust Co.	GBP	3,000,000	USD	3,786,066	4,416
06/30/2022	Toronto Dominion Bank (The)	EUR	105,876,235	USD	115,018,317	1,195,145
06/30/2022	Toronto Dominion Bank (The)	GBP	23,534,612	USD	30,669,338	1,010,042
06/30/2022	Toronto Dominion Bank (The)	USD	114,563,442	EUR	108,510,714	2,091,950
06/30/2022	Toronto Dominion Bank (The)	USD	30,016,000	GBP	24,356,668	679,286
07/29/2022	Toronto Dominion Bank (The)	USD	9,567,639	EUR	9,000,000	123,540
Subtotal–Appreciation						17,074,859

Currency Risk
07/29/2022	Canadian Imperial Bank of Commerce	EUR	113,594,678	USD	119,883,852	(2,434,631)
06/30/2022	Morgan Stanley Capital Services LLC	EUR	1,000,000	USD	1,060,337	(14,722)
07/29/2022	Morgan Stanley Capital Services LLC	GBP	24,258,296	USD	29,894,844	(683,950)
07/29/2022	Royal Bank of Canada	SEK	71,986,458	USD	7,171,362	(212,890)
06/30/2022	State Street Bank & Trust Co.	EUR	12,000,000	USD	12,681,578	(219,127)
07/29/2022	State Street Bank & Trust Co.	EUR	108,594,678	USD	114,605,937	(2,328,558)
07/29/2022	State Street Bank & Trust Co.	GBP	24,258,660	USD	29,890,584	(688,669)
07/29/2022	Toronto Dominion Bank (The)	EUR	108,593,050	USD	114,846,597	(2,086,144)
07/29/2022	Toronto Dominion Bank (The)	GBP	24,258,660	USD	29,902,801	(676,452)
Subtotal–Depreciation						(9,345,143)
Total Forward Foreign Currency Contracts						$ 7,729,716

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

SEK - Swedish Krona

USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.
Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.

These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,837,163,019	$279,855,004	$3,117,018,023

Common Stocks & Other Equity Interests	789,217	145,439,476	30,141,674	176,370,367

Non-U.S. Dollar Denominated Bonds & Notes	–	120,590,391	–	120,590,391

U.S. Dollar Denominated Bonds & Notes	–	114,881,274	–	114,881,274

Preferred Stocks	–	53,406,906	6,086,056	59,492,962

Municipal Obligations	–	13,001,698	–	13,001,698

Asset-Backed Securities	–	11,448,955	–	11,448,955

Money Market Funds	88,737,300	–	–	88,737,300

Total Investments in Securities	89,526,517	3,295,931,719	316,082,734	3,701,540,970

Other Investments - Assets*

Forward Foreign Currency Contracts	–	17,074,859	–	17,074,859

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(9,345,143)	–	(9,345,143)

Total Other Investments	–	7,729,716	–	7,729,716

Total Investments	$89,526,517	$3,303,661,435	$316,082,734	$3,709,270,686

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22

Variable Rate Senior Loan Interests	$144,031,814	$242,495,959	$(105,381,536)	$(502,526)	$(2,643,056)	$(6,078,825)	$31,782,565	$(23,849,391)	$279,855,004

Common Stocks & Other Equity Interests	22,946,079	10,143,795	(1,571,584)	–	1,571,526	3,093,141	–	(6,041,283)	30,141,674

Preferred Stocks	16,541,128	916,438	(7,841,078)	–	7,841,077	(11,371,509)	–	–	6,086,056

Non-U.S. Dollar Denominated Bonds & Notes	103,899	–	(903,321)	–	–	799,422	–	–	–

Investments Matured	5,041,285	–	(6,110,649)	4,063	9,406	1,055,895	–	–	–

Total	$188,664,205	$253,556,192	$(121,808,168)	$(498,463)	$6,778,953	$(12,501,876)	$31,782,565	$(29,890,674)	$316,082,734

* Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Senior Floating Rate Fund